STOCK OPTION PLAN AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions during nine months ended September 30, 2025 were as follows:

	September 30, 2025
	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Period	217,056	18.56
Granted	10,000	2.15
Exercised	-	-
Forfeited or Cancelled	(5,300)	22.40
Outstanding at End of Period	221,756	17.72
Options Exercisable at Period-End	213,006	$18.37

Stock option transactions during 2024 and 2023 were as follows:

	2024		2023
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	162,625	$36.01	126,805	$36.08
Granted	79,000	1.78	37,188	5.48
Exercised	-	-	-	-
Forfeited or Cancelled	(24,569)	75.86	(1,367)	10.78
Outstanding at End of Year	217,056	18.56	162,625	36.01
Options Exercisable at Year-End	214,525	$18.74	157,547	$36.96

SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE AND EXERCISABLE EXERCISE PRICE RANGE

Information with respect to stock options outstanding and exercisable at September 30, 2025 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2025	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2025	Weighted- Average Exercise Price
$1.43-142.08	221,756	7.3	$17.72	212,225	$18.37

Information with respect to stock options outstanding and exercisable at December 31, 2024 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2024	Weighted- Average Exercise Price
$1.58-142.08	217,056	7.7	$4.50	214,525	$18.74

SCHEDULE OF WARRANT TRANSACTIONS

Warrant transactions during the nine months ended September 30, 2025 were as follows:

	For the nine months ended September 30, 2025
	Shares	Weighted-Average Exercise Price

Outstanding at Beginning of Period	1,882,076	$9.42
Granted	-	-
Exercised	-	-
Forfeited or Cancelled	(19,007)	37.79
Outstanding at End of Period	1,863,069	9.13
Warrant Exercisable at Period-End	1,863,069	9.13
Weighted-Average Fair Value of Warrants Granted During the Period	$-

Warrant transactions during 2024 and 2023 were as follows:

	2024		2023
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	631,737	$75.34	779,208	$21.28
Granted	1,296,876	3.47	1,406	5.72
Exercised	-	-	(118,238)	11.20
Forfeited or Cancelled	(46,537)	24.23	(30,639)	26.74
Outstanding at End of Year	1,882,076	2.84	631,737	75.34
Warrant Exercisable at Year-End	585,200	2.84	631,737	75.34
Weighted-Average Fair Value of Warrants Granted During the Year	$0.25		$0.24

SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE

Information with respect to warrants outstanding and exercisable at September 30, 2025 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2025	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2025	Weighted- Average Exercise Price
$3.44 -$34.00	1,863,069	2.3	$9.13	1,863,069	$9.13

Information with respect to warrants outstanding and exercisable at December 31, 2024 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2024	Weighted- Average Exercise Price
$3.44 -$85.12	1,882,076	2.3	$3.47	585,200	$22.59

SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS
2025
Expected Life	6.25 yrs
Expected Volatility	90%
Risk-Free Interest Rate	4.00%